Annual Total Returns[BarChart] - AST Prudential Core Bond Portfolio - No Share Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.11%	(2.31%)	6.06%	(0.27%)	4.21%	5.67%	(0.81%)	9.75%	6.05%